Shareholder Fees - Victory INCORE Low Duration Bond VIP Series - Class I	May 01, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none